LINES OF CREDIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LINES OF CREDIT
Schedule of Lines of Credit
	March 31, 2022	December 31, 2021
National	$2,887,143	$3,265,236
Alpha	927,008	947,333
Pancreta	417,671	489,985
National - COVID	316,377	407,174
Subtotal	4,548,199	5,109,728
Reclassification of National-COVID - Long-term	(185,872)	(366,171)
Ending balance	$4,362,327	$4,743,557

Summary of Lines of Credit
	December 31, 2021	December 31, 2020
National	$3,265,236	$3,540,550
Alpha	947,333	1,106,894
Pancreta	489,985	-
National - COVID	407,174	429,240
Subtotal	5,109,728	5,076,684
Reclassification of National-COVID - Long-term	(366,171)	(502,869)
Ending balance	$4,743,557	$4,573,815